Summary of Significant Accounting Policies (Details) - Schedule of changes in the fair value of warrant liabilities - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Summary of Significant Accounting Policies (Details) - Schedule of changes in the fair value of warrant liabilities [Line Items]
Fair value as of January 1, 2020	$ 19,112,000
Initial measurement			45,845,116
Change in fair value	116,351,000		(26,733,116)
Fair value as of December 31, 2020			19,112,000
Public Warrants [Member]
Summary of Significant Accounting Policies (Details) - Schedule of changes in the fair value of warrant liabilities [Line Items]
Fair value as of January 1, 2020	4,130,000
Initial measurement			27,460,000
Change in fair value			(23,330,000)
Fair value as of December 31, 2020			4,130,000
Private Warrants [Member]
Summary of Significant Accounting Policies (Details) - Schedule of changes in the fair value of warrant liabilities [Line Items]
Fair value as of January 1, 2020	420,000
Initial measurement			2,580,000
Change in fair value			(2,160,000)
Fair value as of December 31, 2020			420,000
November Warrants [Member]
Summary of Significant Accounting Policies (Details) - Schedule of changes in the fair value of warrant liabilities [Line Items]
Fair value as of January 1, 2020	9,781,000
Initial measurement			10,609,000
Change in fair value			(828,000)
Fair value as of December 31, 2020			9,781,000
December Warrants [Memner]
Summary of Significant Accounting Policies (Details) - Schedule of changes in the fair value of warrant liabilities [Line Items]
Fair value as of January 1, 2020	$ 4,781,000
Initial measurement			5,196,116
Change in fair value			(415,116)
Fair value as of December 31, 2020			$ 4,781,000